Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 32,484	$ 33,528	$ 33,178
Expenditures	1,991	696	784
Disposals	(75)	(271)	(277)
Amortization and impairment	(1,582)	(1,322)	(1,430)
Currency translation adjustment	(423)	(394)	305
Other	(464)	247	968
Net amount as of the end of the period	31,931	32,484	33,528
Exceptional asset impairments	301	253	323
Effect of changes in the consolidation scope			$ 898
SunPower Corporation
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	$ (167)
Blue Raven Solar
Analysis of change in net intangible assets
Effect of changes in the consolidation scope		140
Fonroche Biogaz
Analysis of change in net intangible assets
Effect of changes in the consolidation scope		$ 89